Expense Example {- Fidelity® Series International Value Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Value Fund - Fidelity Series International Value Fund-Default
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13